COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 11, 2020	Oct. 02, 2017	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Depreciation expense			$ 1,086	$ 4,518	$ 16,717	$ 28,128	$ 37,328	$ 47,765
Carrying value of intangible assets			4,829,276		4,829,276		1,302,440	407,467
Impairment for intangible assets							0
Stock issued during period value			$ 1,227,776		$ 2,613,736	$ 816,650	$ 941,009	$ 320,000
Ares Resources Corporation [Member] | Maximum [Member]
Ownership percentage			500.00%		500.00%		5.00%
Exchange Agreement [Member] | Ares Resources Corporation [Member]
Number of shares issued upon conversion		25,000,000
Number of shares converted		500,000
Number of shares converted, amount		$ 150,000
Shares issued, price per share		$ 0.006
Common Stock [Member]
Stock issued during period			181,653,513		457,625,961	136,219,930	174,019,679	420,000,000
Stock issued during period value			$ 181,654		$ 457,626	$ 136,220	$ 174,020	$ 420,000
Common Stock [Member] | Lancaster Brazil Fund [Member]
Stock issued during period	53,947,368
Stock issued during period value	$ 76,926
Common Stock [Member] | Exchange Agreement [Member]
Number of shares issued upon conversion		25,000,000